Employee Benefit Plans (Schedule Of Estimated Benefit Payments) (Details) $ in Millions	Dec. 31, 2020 USD ($)
Retirement Benefits [Abstract]
2021	$ 13.0
2022	13.5
2023	14.1
2024	14.8
2025	15.0
2026-2030	$ 73.5